Trade and Other Receivables	6 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 15. Trade and other receivables

	Consolidated
	31 December 2025	30 June 2025
	$	$
Current assets
GST	19,235	22,993
Other debtors – research and development tax refund receivable	395,541	390,800
Accounts receivables	-	45,931
	414,776	459,724